Asset retirement obligations	12 Months Ended
Dec. 31, 2017
Asset retirement obligations
Asset retirement obligations

26.        Asset retirement obligations

Provision is made for expected costs for the closure of the mines and deactivation of the related mining assets. Changes in the provision for asset retirement obligations and long-term interest rates (per annum, used to discount these obligations to present value and to update the provisions) are as follows:

	December 31, 2017	December 31, 2016
Balance at beginning of the year	2,519	2,474

Interest expense	70	115
Settlements	(60)	(77)
Revisions on cash flows estimates	620	230
Translation adjustment	96	134
Effect of discontinued operations
Transfer to net assets held for sale	(77)	(357)

Balance at end of the year	3,168	2,519

Current	87	47
Non-current	3,081	2,472

	3,168	2,519

Long-term interest rates (per annum)
Brazil	5.34%	5.73%
Canada	0.57%	0.55%
Other regions	0.72% - 6.13%	1.07% - 8.02%

Accounting policy

When the provision is recognized, the corresponding cost is capitalized as part of property, plant and equipment and is depreciated over the useful life of the related mining asset, resulting in an expense recognized in the income statement.

The long-term liability is discounted at presented value using a long-term risk free discount rate applicable to the liability and the unwinds are recorded in the income statement and is reduced by payments for mine closure and decommissioning of mining assets.

The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Critical accounting estimates and judgments

Judgment is required to determine key assumptions used on the asset retirement obligation measurement such as, interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significant impact the recorded provision. Therefore, the estimated costs for closure of the mining assets is deemed to be a critical accounting estimate. These estimates are annually reviewed.